SEGMENTAL INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure of entity's operating segments [Abstract]
SEGMENTAL INFORMATION	SEGMENTAL INFORMATION
AngloGold Ashanti Limited’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). The group produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments (including equity accounted joint venture investments). Individual members of the Executive Committee are responsible for geographic regions of the business.

Group analysis by origin is as follows:

Figures in millions	Gold income
US Dollars	2020	2019	2018
Geographical analysis of gold income by origin is as follows:
Africa(1)	2,769	2,203	1,983
Australia	989	851	780
Americas	1,211	1,000	1,021
	4,969	4,054	3,784
Equity-accounted joint ventures included above	(647)	(615)	(581)
Continuing operations	4,322	3,439	3,203
Discontinued operations - South Africa	408	554	602
	4,730	3,993	3,805

Foreign countries included in the above and considered material are:
Australia	989	851	780
Argentina		—	387
Brazil	853	679	—
Ghana	536	—	—
Tanzania	1,133	849	715
DRC	647	504	468

Geographical analysis of gold income by destination is as follows:
South Africa	943	981	946
North America	580	486	450
South America	1	—	—
Australia	989	851	780
Europe	358	329	387
United Kingdom	2,098	1,407	1,221
	4,969	4,054	3,784
Equity-accounted joint ventures included above	(647)	(615)	(581)
Continuing operations	4,322	3,439	3,203
Discontinued operations - South Africa	408	554	602
Continuing and discontinued operations	4,730	3,993	3,805

Figures in millions	By product revenue
US Dollars	2020	2019	2018

Africa(1)	4	3	4
Australia	3	3	2
Americas	99	81	128
	106	87	134
Equity-accounted joint ventures included above	(1)	(1)	(1)
Continuing operations	105	86	133
Discontinued operations - South Africa	1	1	6
	106	87	139

The group's revenue is mainly derived from gold income. Approximately 38% of the group's total gold produced is sold to two customers of the group: ANZ Investment Bank Ltd 18% and Standard Chartered Bank 20%. Due to the diversity and depth of the total gold market, the bullion banks do not possess significant pricing power.

Figures in millions	Gross profit (loss) (2)
US Dollars	2020	2019	2018
Africa(1)	1,201	605	380
Australia	286	221	160
Americas(1)	532	265	310
Corporate and other	(2)	1	2
	2,017	1,092	852
Equity-accounted joint ventures included above	(308)	(188)	(102)
Continuing operations	1,709	904	750
Discontinued operations - South Africa	83	79	22
	1,792	983	772

Figures in millions	Cost of sales

US Dollars	2020	2019	2018
Africa(1)	1,572	1,601	1,607
Australia	705	632	622
Americas (1)	764	822	838
Corporate and other	(2)	(1)	(3)
	3,039	3,054	3,064
Equity-accounted joint ventures included above	(340)	(428)	(480)
Continuing operations	2,699	2,626	2,584
Discontinued operations - South Africa	287	479	589
	2,986	3,105	3,173

Figures in millions	Amortisation
US Dollars	2020	2019	2018
Africa(1)	349	367	379
Australia	160	173	149
Americas(1)	163	177	192
Corporate and other	2	3	3
	674	720	723
Equity-accounted joint ventures included above	(104)	(137)	(165)
Continuing operations	570	583	558
Discontinued operations - South Africa	—	61	72
	570	644	630

Figures in millions	Total assets (1)(3)(4)
US Dollars	2020	2019	2018
South Africa	—	697	1,106
Africa	3,956	3,514	3,135
Australia	1,044	972	888
Americas	1,626	1,427	1,286
Corporate and other	1,046	253	228
	7,672	6,863	6,643

Figures in millions	Non-current assets (5)
US Dollars	2020	2019	2018

Non-current assets considered material, by country are:
South Africa	59	25	1,005
Foreign entities	5,053	4,644	4,234

DRC	1,604	1,506	1,439
Ghana	915	758	550
Tanzania	425	379	369
Australia	849	817	718
Brazil	627	625	615

Figures in millions	Capital expenditure
US Dollars	2020	2019	2018
Africa(1)	397	410	313
Australia	143	149	156
Americas (1)	217	195	176
Continuing operations	757	754	645
Discontinued operations - South Africa	35	60	76
	792	814	721
Equity-accounted joint ventures included above	(56)	(51)	(69)
	736	763	652

(1)Includes equity-accounted joint ventures.
(2)The group's segmental profit measure is gross profit (loss), which excludes the results of associates and joint ventures. For the reconciliation of gross profit (loss) to profit before taxation and discontinued operations, refer to the group income statement.
(3)Total assets include allocated goodwill of $118m (2019: $108m; 2018: $108m) for Australia and $8m (2019: $8m; 2018: $8m) for Americas (note 17). In 2019, the South African segment included assets held for sale of $581m and the Africa Region segment included assets held for sale of $20m.
(4)In 2020, pre-tax impairment reversals and derecognition of assets of $17m were accounted for in South Africa (2019: $556m; 2018: $98m), Africa Region of nil (2019: $2m; 2018: $5m) and the Americas of nil (2019: $1m; 2018: $1m).
(5)Non-current assets exclude financial instruments and deferred tax assets.